BETTER 10Q - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT - Schedule of Loans Held For Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	$ 322,766	$ 303,091	$ 1,836,814
Fair value adjustment	(32,186)	(54,266)	17,621
Mortgage loans held for sale, at fair value	290,580	248,826	1,854,435
Collateral Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	161,184	158,172	1,830,870
Collateral Pledged | Funding Facility 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	31,853	101,598	309,003
Collateral Pledged | Funding Facility 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	0	10,218
Collateral Pledged | Funding Facility 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	129,331	46,356
Uncollateralized | Company-funded LHFS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	151,500	136,599	5,944
Uncollateralized | Company-funded Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	$ 10,082	$ 8,320	$ 0